ALLIANCE MUNICIPAL TRUST-VIRGINIA PORTFOLIO

ALLIANCECAPITAL

SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           MUNICIPAL BONDS-74.3%
           VIRGINIA-71.1%
           ALEXANDRIA REDEV. & HOUSING MFHR
           (Crystal City Apts. Proj.)
           Series '90A AMT VRDN*
$  3,500   12/15/18                                     5.25%    $3,500,000
           AMHERST IDA SOLID WASTE
           (Nekoosa Packaging) AMT VRDN*
   2,750   7/01/11                                      5.30      2,750,000
           ARLINGTON COUNTY
           (Ballston Public Parking Facility)
           Series '84 VRDN*
   1,100   8/01/17                                      5.25      1,100,000
           BOTETOURT COUNTY IDA
           (Emkay Holdings L.L.C.)
           Series '95 AMT VRDN*
   3,200   10/01/05                                     5.20      3,200,000
           CAMPBELL COUNTY IDA
           (Hadson Power-Altavista Proj.)
           Series '90A AMT VRDN*
   1,000   4/01/15                                      6.15      1,000,000
           CAMPBELL COUNTY PCR
           (Georgia Pacific Power) AMT VRDN*
   3,000   12/01/19                                     5.30      3,000,000
           CHESTERFIELD GO BOND
           Pre-Refunded
   1,000   1/15/96                                      4.33      1,001,395
           FAIRFAX COUNTY BOND
           Public Improvement Series '95A
   1,000   6/01/96                                      3.90      1,012,494
           FAIRFAX COUNTY BOND
           Series '92B
   1,130   5/01/96                                      3.40      1,134,744
           FAIRFAX COUNTY GO BOND
           Series A Pre-Refunded
   1,000   6/01/96                                      3.75      1,027,119
           FAIRFAX COUNTY HOSPITAL REVENUE IDA
           (Fairfax Hospital) Series '88B VRDN*
   1,200   10/01/25                                     5.20      1,200,000
           FAIRFAX COUNTY HOSPITAL REVENUE IDA
           (Nova Health Services) Series '88C VRDN*
   1,400   10/01/25                                     5.20      1,400,000
           FAIRFAX COUNTY REDEV. HFA
           (Chase Commons Project)
           Series '84A VRDN*
   3,000   12/01/06                                     5.13      3,000,000
           HAMPTON REDEV. HFA
           (Chase Hampton Project) Series '84A VRDN*
   2,500   12/01/06                                     3.88      2,500,000
           HENRICO COUNTY WATER AND SEWER REVENUE
           Series '86 Pre-Refunded
     700   5/01/96                                      3.80        722,837
           JAMES CITY COUNTY BOND
           FGIC
     960   12/15/96                                     3.70        984,023
           KING GEORGE COUNTY IDR
           (Birchwood Power) Series '94A AMT VRDN*
   1,000   10/01/24                                     6.15      1,000,000
           KING GEORGE COUNTY IDR
           (Birchwood Power) Series '94B AMT VRDN*
     500   12/01/24                                     6.15        500,000
           LOUDOUN COUNTY IDA
           (Kinder-Care Learning Centers)
           Series A VRDN*
     394   6/01/02                                      5.35        394,000
           LYNCHBURG IDA
           (Pooled Hospital Finance)
           Series '85B VRDN* AMBAC
   2,300   12/01/25                                     5.00      2,300,000
           LYNCHBURG IDA
           (Pooled Hospital Finance)
           Series '85C VRDN* AMBAC
     300   12/01/25                                     5.00        300,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           LYNCHBURG IDA
           (Pooled Hospital Finance)
           Series'85E VRDN* AMBAC
$    100   12/01/25                                     5.00%    $  100,000
           NORFOLK GO EAGLE TRUST
           Series 944601 VRDN*
   3,900   6/01/06                                      5.25      3,900,000
           RICHMOND GO BOND
           Equipment Notes Series '95
     960   5/15/96                                      3.70        962,402
           RICHMOND GO BOND
           Public Improvement Series A
   2,000   1/15/96                                      3.55      2,000,186
           VIRGINIA GO EAGLE TRUST
           Series 954601 VRDN*
   3,000   6/01/21                                      5.25      3,000,000
           VIRGINIA HOUSING DEVELOPMENT AUTH.
           (AHC Service Corp.- Lee Gardens)
           Series '87A VRDN*
   3,500   9/01/17                                      5.35      3,500,000
           VIRGINIA HOUSING DEVELOPMENT AUTH.
           MFHR BOND
           Series L AMT
     445   11/01/96                                     4.25        444,088
           VIRGINIA HOUSING DEVELOPMENT AUTH. SFMR
           Series '93F PPB*
   2,500   3/04/96                                      3.75      2,500,000
           VIRGINIA PUBLIC SCHOOL AUTH.
           School Equipment Notes Issue III
   3,000   4/01/96                                      4.00      3,002,037
                                                                 ----------
                                                                 52,435,325

           PUERTO RICO-3.2%
           PUERTO RICO INDUSTRIAL, MEDICAL &
           ENVIRONMENTAL PCR
           (Key Pharmaceuticals) PPB*
   2,400   12/01/13                                     3.80      2,404,262
           Total Municipal Bonds
           (amortized cost $54,839,387)                          54,839,587

           COMMERCIAL PAPER-24.6%
           VIRGINIA-19.6%
           CHESTERFIELD COUNTY PCR
           (Electric & Power Co.) Series '87
   1,585   1/04/96                                      3.80      1,585,000
           CHESTERFIELD COUNTY PCR
           (Electric & Power Co.) Series '87B
   2,000   1/11/96                                      3.60      2,000,000
           CHESTERFIELD COUNTY PCR
           (Electric & Power Co.) Series '87B
   1,000   1/09/96                                      3.75      1,000,000
           CHESTERFIELD COUNTY PCR
           (Electric & Power Co.) Series '87B
   1,000   2/21/96                                      3.75      1,000,000
           FAIRFAX COUNTY HOSPITAL REVENUE IDA
           (Nova Health Services) Series '93A
   2,200   2/27/96                                      3.55      2,200,000
           FAIRFAX COUNTY HOSPITAL REVENUE IDA
           (Nova Health Services) Series '93B
   1,000   3/07/96                                      3.50      1,000,000
           NORFOLK IDA
           (Sentara Hospital) Series '90A
   1,000   2/16/96                                      3.70      1,000,000
           PENINSULA PORT AUTHORITY
           (Chessie & Ohio Project) Series '92
   2,000   2/16/96                                      3.40      2,000,000
           PENINSULA PORT AUTHORITY
           (Chessie & Ohio Project) Series '92
   1,500   2/12/96                                      3.65      1,500,000
           PENINSULA PORT AUTHORITY
           (Dominion Terminal Project) Series '87B
   1,135   1/31/96                                      3.45      1,135,000
                                                                 14,420,000


2



                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
           PUERTO RICO-5.0%
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
$  2,000   3/05/96                                      3.40%   $ 2,000,000
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   1,700   3/08/96                                      3.65      1,700,000
                                                                -----------
                                                                  3,700,000
           Total Commercial Paper
           (amortized cost $18,120,000)                          18,120,000

           TOTAL INVESTMENTS-98.9%
           (amortized cost $72,959,387)                         $72,959,587
           Other assets less liabilities-1.1%                       793,590

           NET ASSETS-100%
           (offering and redemption price of $1.00
           per share; 73,760,874 shares outstanding)            $73,753,177


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

    Glossary of Terms:
    AMBAC  American Municipal Bond Assurance Corporation
    AMT    Alternative Minimum Tax
    FGIC   Financial Guaranty Insurance Company
    GO     General Obligation
    HFA    Housing Finance Agency/Authority
    IDA    Industrial Development Authority
    IDR    Industrial Development Revenue
    MFHR   Multi-Family Housing Revenue
    PCR    Pollution Control Revenue
    PPB    Periodic Put Bond
    SFMR   Single Family Mortgage Revenue
    VRDN   Variable Rate Demand Note

    See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $1,507,921

EXPENSES
  Advisory fee (Note B)                                 $195,119
  Distribution assistance and administrative service
    (Note C)                                             165,425
  Custodian fees                                          27,650
  Transfer agency                                         26,841
  Audit and legal fees                                     8,415
  Registration fees                                        4,652
  Printing                                                 3,555
  Trustees' fees                                           2,024
  Amortization of organization expense                       858
  Miscellaneous                                            2,327
  Total expenses                                         436,866
  Less: expense reimbursement and fee waiver            (143,440)
                                                                        293,426
  Net investment income                                               1,214,495

UNREALIZED GAIN ON INVESTMENTS
  Net change in unrealized appreciation of investments                      200

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $1,214,695


See notes to financial statements.


4



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

                                                SIX MONTHS ENDED  OCT. 25,1994*
                                                    DEC. 31,1995       TO
                                                     (UNAUDITED)   JUNE 30,1995
                                                    -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                              $ 1,214,495   $ 1,265,221
  Net realized loss on investments                            -0-       (7,897)
  Net change in unrealized appreciation of investments       200            -0-
  Net increase in net assets from operations           1,214,695     1,257,324

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                               (1,214,495)   (1,265,221)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                         6,831,871    66,928,803
  Total increase                                       6,832,071    66,920,906

NET ASSETS
  Beginning of period                                 66,921,106           200
  End of period                                      $73,753,177   $66,921,106


*  Commencement of operations.
   See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the 'Portfolio') and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for all expenses from July 1, 1995 to July 9, 1995 for expenses exceeding .60 of 1% of its average daily net assets, from July 10, 1995 to September 17, 1995 for expenses exceeding .70 of 1% of its average daily net assets and from September 18, 1995 to December 31, 1995 for expenses exceeding .80 of 1% of its average daily net assets. For the six months ended December 31, 1995, the reimbursement amounted to $104,416. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $17,830 for the six months ended December 31, 1995.


6



                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1995, the distribution amounted to $97,560 of which $39,024 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the six months ended December 31, 1995, such payments by the Portfolio amounted to $67,865 of which $47,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $7,897 which expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1995, capital paid-in aggregated $73,760,874. Transactions, all at $1.00 per share, were as follows:


                                               SIX MONTHS ENDED  OCT.25,1994(A)
                                                  DEC. 31,1995      THROUGH
                                                   (UNAUDITED)    JUNE 30, 1995
                                               -----------------  -------------
Shares sold                                         114,544,205    187,540,379
Shares issued on reinvestments of dividends           1,214,495      1,265,221
Shares redeemed                                    (108,926,829)  (121,876,797)
Net increase                                          6,831,871     66,928,803


(a)  Commencement of operations.


7



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.


                                                 SIX MONTHS ENDED   OCTOBER 25,
                                                     DECEMBER 31,    1994(A)
                                                         1995        THROUGH
                                                     (UNAUDITED)   JUNE 30,1995
                                                     ------------  ------------
Net asset value, beginning of period                   $ 1.00        $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    .016          .023

LESS DISTRIBUTIONS
Dividends from net investment income                    (.016)        (.023)
Net asset value, end of period                         $ 1.00        $ 1.00

TOTAL RETURNS
Total investment return based on net asset value (b)     3.13%(c)      3.48%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)             $73,753       $66,921
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements             .75%(c)       .44%(c)
  Expenses, before waivers and reimbursements            1.11%(c)      1.30%(c)
  Net investment income (d)                              3.09%(c)      3.48%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


8



                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


9



ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, Virginia, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 2 1 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCECAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC601030
AVASR